Commitments and Contingencies - Additional information (Details) - ATA Online Sale Transaction ¥ in Millions	1 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)
Long Term Purchase Commitment [Line Items]
Total consideration | $		$ 200,000,000.0
Accrual of loss contingency | $			$ 0
Alpha Advantage Global Limited and Dynamic Fame Limited
Long Term Purchase Commitment [Line Items]
Attorney's fees and other litigation costs | $		$ 15,000,000.0
Mr. Xiaofeng Ma | Alpha Advantage Global Limited
Long Term Purchase Commitment [Line Items]
Loss contingency, damages sought, value	¥ 95.0
Attorney's fees and other litigation costs	1.5
Mr. Xiaofeng Ma | Dynamic Fame Limited
Long Term Purchase Commitment [Line Items]
Loss contingency, damages sought, value	5.0
Attorney's fees and other litigation costs	¥ 0.5